Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $18,412,560.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 18,412,560
Final Prospectus	true